Net finance income (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Net finance income
Interest and bank charges	$ 810,714	$ 183,598	$ 105,543
Interest income	(156,662)	(47,141)	(84,448)
Foreign currency exchange (gain) loss	508,191	(34,682)	(154,715)
Transaction costs (note 20)	978,888	1,367,749	534,234
Gain on derivative liabilities (note 20)	(7,051,826)	(8,882,221)	(1,526,655)
Loss on securities exchange (note 20)		1,261,296
Loss on warrant re-pricing (note 20)		652,745
Gain on revaluation of contingent consideration (note 20)	(52,305)
Legal claim settlement costs (note 22)	832,500
Net finance income	$ (4,130,500)	$ (5,498,656)	$ (1,126,041)